Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense

The Components of income tax expense were as follows for the periods indicated:

	Year Ended December 31,
(in thousands)	2022	2021	2020
Current
Federal	$—	$—	$—
State	—	—	—
	—	—	—
Deferred
Federal	$11,444	$—	$—
State	1,406	—	—
	12,850	—	—
Income tax expense	$12,850	$—	$—

Schedule of effective tax rate

	Year Ended December 31,
(in thousands)	2022	2021	2020
Income (loss) before income taxes	$275,194	$108,459	$(23,930)

Income tax expense (benefit) at federal statutory rate	57,791	22,776	(5,025)
Net (income) loss prior to Business Combination - non taxable	(46,051)	(22,776)	5,025
State income taxes, net of federal benefit	1,110	—	—
Income tax expense	$12,850	$—	$—
Effective tax rate	4.7%	0.0%	0.0%

Schedule of significant components of deferred tax assets and liabilities

Significant components of deferred tax assets and liabilities are included in the table below:

	Year Ended December 31,
(in thousands)	2022	2021
Deferred tax assets
Net operating loss carryforwards	$11,500	$—
Asset retirement obligation	1,128	—
Other deductible temporary differences	88	—
Total deferred tax assets	12,716	—
Less: valuation allowance	—	—
Net deferred tax assets	$12,716	$—

Deferred tax liabilities
Property, plant and equipment	$(102,112)	$—
Unrealized derivatives	(2,196)	—
Total deferred tax liabilities	(104,308)	—
Net deferred tax liability	$(91,592)	$—